SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Nov. 30, 2021
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

24.  SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

Non-cash transactions relate to the following:

	November 30,	November 30,
	2021	2020
	$	$
Equipment accrued through accounts payable	801	3,833
Shares issued to acquire intangible asset	—	5,070
Shares issued to acquire businesses	92,637	3,524
Contractual obligation incurred to acquire intangible asset	—	11,227
Share units released – non-cash portion	907	589
Settlement of obligation to issue shares	1,126	1,920
Exercise of warrants – non-cash portion	2	—
Exercise of options – non-cash portion	1,933	—
Settlement of finders’ fee payable	—	99
Settlement of trade accounts receivable with promissory note	—	1,360
Right of use asset – Lease liability settlement	—	167
Warrants issued pursuant to bought deal financing	4,345	—
Right of use assets acquired through lease liability	—	4,968